DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE (Details textual) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	May 10, 2023	Nov. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 12, 2021
Disclosure of DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE [Line Items]
Percentage of cash income distributed to shareholders as dividend as per dividend policy					40.00%
Minimum dividend provision of the parent				$ 186,903	$ 125,012
Dividends paid	$ 279,622	$ 271,000		$ 183,971
Provision for definitive dividend						$ 200,000
Dividends recognised as distributions to owners of parent, relating to prior years			$ 92,719
Percentage of additional and extraordinary dividend payable			10.00%
Dividend payables			$ 0
Percentage of minimum dividend distribution equivalent on cash income excluding extraordinary items			40.00%	40.00%
Dividends on Liquid Distributable Profit [Member]
Disclosure of DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE [Line Items]
Percentage of cash income distributed to shareholders as dividend as per dividend policy				40.00%
Dividends paid				$ 370,874	396,012
Dividend Provisioned for the Change in Policy on Profits [Member]
Disclosure of DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE [Line Items]
Dividends paid				67,121	67,121
Retained Earnings [Member]
Disclosure of DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE [Line Items]
Dividends paid				$ 437,995	$ 596,012